Stock-Based Compensation Plans, Deferred Share Unit Plan (Details) - Deferred Share Unit Plan [Member]	12 Months Ended
	Aug. 31, 2019 shares $ / shares	Aug. 31, 2018 shares $ / shares	Aug. 31, 2017 shares $ / shares
Deferred Share Unit Plan [Abstract]
Number of subordinate voting share to receive by directors against each DSU (in shares)	1
DSU Activity [Abstract]
Outstanding - Beginning of year (in shares)	181,689	174,279	159,127
Granted (in shares)	69,818	65,745	45,058
Redeemed (in shares)	0	(58,335)	(29,906)
Outstanding - End of year (in shares)	251,507	181,689	174,279
Outstanding units redeemable (in shares)	0	0	0
Weighted average grant-date fair value (in dollars per share) | $ / shares	$ 3.64	$ 4.10	$ 4.53
Weighted-average market price of redeemed shares (in dollars per share) | $ / shares		$ 4.29	$ 5.02